BALANCE SHEETS - USD ($)	May 31, 2016	Aug. 31, 2015	Aug. 31, 2014
CURRENT ASSETS
Cash	$ 1,278	$ 2,757	$ 0
TOTAL CURRENT ASSETS		2,757	0
TOTAL ASSETS	1,278	2,757	0
CURRENT LIABILITIES
Accounts payable and accrued liabilities	19,359	250	5,000
Due to related parties	0	3,389	589
TOTAL CURRENT LIABILITIES	19,359	3,639	5,589
Notes payable - related parties	101,389	0
TOTAL LIABILITIES	120,748	3,639
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding	0	0	0
Common stock, $0.0001 par value, 200,000,000 shares authorized, 5,761,500 shares issued and outstanding	5,762	5,762	5,000
Additional paid-in capital	6,903	6,903	0
Accumulated deficit	(132,135)	(13,547)	(10,589)
TOTAL STOCKHOLDERS' DEFICIT	(119,470)	(882)	(5,589)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,278	$ 2,757	$ 0